Other Expenses	6 Months Ended
Dec. 31, 2025
Other Expenses [Abstract]
Other expenses
18.	Other expenses

	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Loss on foreign exchange, net	415,409	104,488	25,762